Summary of Significant Accounting Policies (Narratives) (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($) shares	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) segment shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Mar. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of business segments | segment									2
Uncollected premiums and claims, net of related payables	$ 6,800,000,000				$ 7,000,000,000				$ 6,800,000,000	$ 7,000,000,000
Restricted cash and cash equivalents	187,000,000								187,000,000
Investment income (less than)									15,000,000	1,000,000	$ 38,000,000
Indefinite-lived intangible assets	0				0				0	0
Capitalized computer software costs	488,000,000				482,000,000				488,000,000	482,000,000
Capitalized computer software costs accumulated amortization	$ 1,300,000,000				$ 1,100,000,000				$ 1,300,000,000	$ 1,100,000,000
Stock options outstanding (in shares) | shares	10,200,702				13,242,529				10,200,702	13,242,529	14,800,000
Retained earnings	$ 13,140,000,000				$ 12,388,000,000				$ 13,140,000,000	$ 12,388,000,000
Operating Income (Loss)	686,000,000	$ 535,000,000	$ 701,000,000	$ 749,000,000	$ 580,000,000	$ 517,000,000	$ 661,000,000	$ 673,000,000	2,655,000,000	2,431,000,000	$ 2,184,000,000
Effective income tax rate reconciliation, share-based compensation, excess tax benefit, amount									79,000,000
Adjustments to additional paid in capital, income tax benefit from share-based compensation										44,000,000	53,000,000
Mercer Consulting Group
Schedule of Equity Method Investments [Line Items]
Assets in trusts or funds for management or trustee fee	227,000,000,000								$ 227,000,000,000
Minimum | Software Development
Schedule of Equity Method Investments [Line Items]
Property, plant and equipment, useful life									3 years
Maximum | Software Development
Schedule of Equity Method Investments [Line Items]
Property, plant and equipment, useful life									10 years
Risk and Insurance Services Segment
Schedule of Equity Method Investments [Line Items]
Interest income, fiduciary assets									$ 39,000,000	26,000,000	21,000,000
Consulting Segment
Schedule of Equity Method Investments [Line Items]
Interest income, fiduciary assets									$ 4,000,000	$ 3,000,000	$ 4,000,000
Customer Lists | Minimum
Schedule of Equity Method Investments [Line Items]
Intangible asset useful life									10 years
Customer Lists | Maximum
Schedule of Equity Method Investments [Line Items]
Intangible asset useful life									15 years
Previously Reported
Schedule of Equity Method Investments [Line Items]
Retained earnings	325,000,000								$ 325,000,000
Forecast
Schedule of Equity Method Investments [Line Items]
Cumulative effect of new accounting principle in period of adoption												$ 15,000,000
Retained earnings													$ 425,000,000
Retained Earnings
Schedule of Equity Method Investments [Line Items]
Cumulative effect of new accounting principle in period of adoption	$ 14,000,000								$ 14,000,000